Current Assets - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Categories of current financial assets [abstract]
Cash at bank and in hand	$ 12,067,158	$ 11,853,883
Short-term deposits	77,121,555	32,777,410
Total cash and cash equivalents	$ 89,188,713	$ 44,631,293	$ 118,193,177	$ 42,650,858